Risks Arising from Financial Instruments and Risk Management (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 CAD ($)
Risks Arising from Financial Instruments and Risk Management [Line Items]
Other variables remain constant	5.00%	5.00%	5.00%	5.00%
Increase decrease on company’s net income		€ 5,000	$ 54,000	$ 864,000	$ 2,000	€ 5,000		$ 85,000
Percentage of accounts receivable	100.00%	100.00%	100.00%	100.00%	74.00%	74.00%	74.00%	74.00%